Joint ventures and associated companies	12 Months Ended
Dec. 31, 2018
Joint ventures and associated companies.
Joint ventures and associated companies

Note 16 Joint ventures and associated companies

	Holding			Book value of shares			Result from shares
	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,
	2018	2017	2016	2018	2017	2016	2018	2017	2016
UAB Mobilieji mokéjimai, Lithuania	33.3%	33.3%	—	6	7	—	(7)	—	—
SNPAC Swedish Nr Portability Adm.Centre AB, Sweden	40%	40%	40%	5	7	7	—	—	—
Triangelbolaget D4 AB, Sweden	25%	25%	25%	2	—	—	2	—	—
Altlorenscheuerhof SA, Luxembourg	33.3%	33.3%	33.3%	—	2	2	14	—	—
Total joint ventures and associated companies				13	16	9	9	—	—

Shares in joint ventures and associated companies

	Dec 31,	Dec 31,	Dec 31,
	2018	2017	2016
Cost
Cost at January 1	16	9	7
Investments	7	7	5
Repayment of capital contribution	(1)	—	—
Dividend	(16)	—	—
Share of profit for the year	9	—	—
Divestments	—	—	(3)
Exchange rate differences	(2)	—	—
Total shares in joint ventures and associated companies	13	16	9

Extracts from the income statements of joint ventures and associated companies

	2018	2017	2016
Revenue	65	51	88
Operating profit	29	1	2
Profit before tax	29	—	—
Net profit	27	—	—

 Extracts from the balance sheets of joint ventures and associated companies

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Intangible assets	19	8	—
Tangible assets	1	1	1
Current assets	47	42	56
Total assets	67	51	57
Equity	39	40	20
Deferred tax liability	1	1	—
Current liabilities	27	10	37
Total equity and liabilities	67	51	57